Document and Entity Information	Dec. 07, 2016
Prospectus:
Document Type	497
Document Period End Date	Dec. 07, 2016
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Dec. 07, 2016
Document Effective Date	Dec. 07, 2016
Prospectus Date	Jun. 28, 2016
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Class A Shares
Prospectus:
Trading Symbol	SNWAX
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Class C Shares
Prospectus:
Trading Symbol	SNWCX
Snow Capital Small Cap Value Fund | Snow Capital Small Cap Value Fund - Institutional Class Shares
Prospectus:
Trading Symbol	SNWIX